Stock Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation

Note 16 - Stock Based Compensation

During 2006, the Company adopted the 2006 Incentive Stock Option Plan (“SOP II”) and the Employee Stock Purchase Plan (“SPP II”), under which options to purchase shares of the Company’s common stock may be granted to officers and eligible employees. Options granted under the SOP II are exercisable in established increments according to vesting schedules, generally three to five years, and will expire if not exercised within ten years of the date of grant. Options granted under the SPP II are fully vested at the date of grant and expire if not exercised within two years of the grant date. At December 31, 2015, the SOP II had 12,859 options outstanding and the SPP II had no options outstanding.

Employee Stock Plans

The following is a summary of stock option activity for the year ended December 31, 2015:

		Weighted
		Average	Aggregate
		Exercise	Intrinsic Value
	Shares	Price	(in thousands)
Options outstanding at the beginning of the year	12,859	$5.13	$—

Options granted	—	—
Options exercised	—	—
Forfeitures	—	—

Options outstanding at the end of the year	12,859	$5.13	$—

Options exercisable at the end of the year	12,859	$5.13	$—

Total options outstanding and exercisable at December 31, 2015 were 12,859 at an exercise price of $5.13 per share with a weighted average expected term of 2.12 years. At December 31, 2015, authorized shares of common stock reserved for future grants of options totaled 161,071 under the SOP II and 107,405 under the SPP II.

The fair market value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. There were no shares granted during the years ended December 31, 2014 and 2013 under the SOP II.

As of December 31, 2014, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under all of the Company’s stock benefit plans.

The Company funds the option shares from authorized but unissued shares. The Company does not typically purchase shares to fulfill the obligations of the stock benefit plans. Company policy does allow option holders to exercise options with seasoned shares.

There were no options exercised in 2013, 2014 or 2015.